Income taxes, Deferred Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	€ 126.8	€ 191.1
Recognized in Statement of Income	30.6	(30.8)	€ 148.4
Recognized in Statement of OCI	2.6	(1.8)
Net foreign exchange difference	3.3	(8.9)
Other	1.7	(22.8)
Deferred income tax assets (liabilities), net	165.0	126.8	191.1
Net deferred tax assets	165.0
Deferred tax asset	178.0	150.8
Deferred tax liability	13.0	24.0
Losses and tax credit carryforwards (formerly Net operating loss carryforwards) [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	7.2	14.2
Recognized in Statement of Income	28.1	(3.6)
Recognized in Statement of OCI	0.0	0.0
Net foreign exchange difference	0.6	0.0
Other	0.0	(3.4)
Deferred income tax assets (liabilities), net	35.9	7.2	14.2
Cost Accruals/Reserves [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	17.7	3.5
Recognized in Statement of Income	0.0	19.8
Recognized in Statement of OCI	0.0	0.0
Net foreign exchange difference	0.0	0.0
Other	(17.7)	(5.6)
Deferred income tax assets (liabilities), net	0.0	17.7	3.5
Foreign Exchange [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	19.3	21.4
Recognized in Statement of Income	2.1	4.5
Recognized in Statement of OCI	2.7	(2.8)
Net foreign exchange difference	(0.3)	(1.5)
Other	(18.4)	(2.3)
Deferred income tax assets (liabilities), net	5.4	19.3	21.4
Employee compensation and benefits (formerly Provisions for pensions and other long-term employee benefits) [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	24.8	28.5
Recognized in Statement of Income	3.1	(1.8)
Recognized in Statement of OCI	(0.5)	1.0
Net foreign exchange difference	0.4	0.0
Other	2.8	(2.9)
Deferred income tax assets (liabilities), net	30.6	24.8	28.5
Contingencies [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	29.3	52.6
Recognized in Statement of Income	10.0	0.4
Recognized in Statement of OCI	0.0	0.0
Net foreign exchange difference	1.0	0.0
Other	0.6	(23.7)
Deferred income tax assets (liabilities), net	40.9	29.3	52.6
Construction contract accounting (formerly Revenue recognition) [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	41.0	68.5
Recognized in Statement of Income	(10.9)	(44.5)
Recognized in Statement of OCI	0.0	0.0
Net foreign exchange difference	2.3	0.0
Other	25.0	17.0
Deferred income tax assets (liabilities), net	57.4	41.0	68.5
Total deferred tax assets [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	139.3	188.7
Recognized in Statement of Income	32.4	(25.2)
Recognized in Statement of OCI	2.2	(1.8)
Net foreign exchange difference	4.0	(1.5)
Other	(7.7)	(20.9)
Deferred income tax assets (liabilities), net	170.2	139.3	188.7
Property, Plant and Equipment, Goodwill and Other Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	(2.1)	1.9
Recognized in Statement of Income	0.3	(5.3)
Recognized in Statement of OCI	0.0	0.0
Net foreign exchange difference	(0.8)	0.0
Other	(4.3)	1.3
Deferred income tax assets (liabilities), net	(6.9)	(2.1)	1.9
Total deferred tax liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	(2.1)	1.9
Recognized in Statement of Income	0.3	(5.3)
Recognized in Statement of OCI	0.0	0.0
Net foreign exchange difference	(0.8)	0.0
Other	(4.3)	1.3
Deferred income tax assets (liabilities), net	(6.9)	(2.1)	1.9
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred income tax assets (liabilities), net	(10.4)	0.5
Recognized in Statement of Income	(2.1)	(0.3)
Recognized in Statement of OCI	0.4	0.0
Net foreign exchange difference	0.1	(7.4)
Other	13.7	(3.2)
Deferred income tax assets (liabilities), net	€ 1.7	€ (10.4)	€ 0.5